UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Administrative and Support and Waste Management and Remediation Services - 2.4%
231	Booking Holdings, Inc. (a)	$433,058
2,114	Mastercard, Inc. - Class A	559,216
		992,274
	Finance and Insurance - 4.2%
2,881	Cboe Global Markets, Inc.	298,558
2,018	CME Group, Inc.	391,714
4,241	Intercontinental Exchange, Inc.	364,472
1,674	Moody’s Corporation	326,949
3,255	Nasdaq, Inc.	313,033
		1,694,726
	Health Care and Social Assistance - 2.2%
1,872	Laboratory Corporation of America Holdings (a)	323,669
3,158	Quest Diagnostics, Inc.	321,516
2,074	Universal Health Services, Inc. - Class B	270,429
		915,614
	Information - 11.1%
6,743	Activision Blizzard, Inc.	318,270
3,825	Akamai Technologies, Inc. (a)	306,535
2,767	Fidelity National Information Services, Inc.	339,456
3,301	Fortinet, Inc. (a)	253,616
10,187	Microsoft Corporation	1,364,650
10,918	Oracle Corporation	621,998
3,985	Visa, Inc. - Class A	691,597
4,551	Walt Disney Company	635,502
		4,531,624
	Manufacturing - 43.8% ⧫
7,438	AbbVie, Inc.	540,891
2,301	Alexion Pharmaceuticals, Inc. (a)	301,385
838	Alphabet, Inc. - Class A (a)	907,386
3,471	AMETEK, Inc.	315,306
3,006	Analog Devices, Inc.	339,287
9,303	Apple, Inc.	1,841,250
2,939	Celanese Corporation	316,824
3,935	Church & Dwight Company, Inc.	287,491
11,598	Cisco Systems, Inc.	634,759
4,806	Colgate-Palmolive Company	344,446
2,029	Cummins, Inc.	347,649
2,739	Danaher Corporation	391,458
3,844	Eastman Chemical Corporation	299,178
4,161	Eaton Corporation plc	346,528
3,523	Fortive Corporation	287,195
2,112	General Dynamics Corporation	384,004
1,805	Harris Corporation	341,380
1,804	IDEX Corporation	310,541
12,129	Intel Corporation	580,615

1,976	Jazz Pharmaceuticals plc (a)	281,699
6,203	Johnson & Johnson	863,954
10,424	Juniper Networks, Inc.	277,591
1,398	L3 Technologies, Inc.	342,748
3,986	LyondellBasell Industries NV - Class A	343,314
4,499	Medtronic plc	438,158
5,341	Monster Beverage Corporation (a)	340,916
4,223	NetApp, Inc.	260,559
1,273	Northrop Grumman Corporation	411,319
4,520	PACCAR, Inc.	323,903
2,829	Packaging Corporation of America	269,660
1,748	Parker-Hannifin Corporation	297,177
5,672	Philip Morris International, Inc.	445,422
2,651	PPG Industries, Inc.	309,398
2,292	PVH Corporation	216,915
1,923	Raytheon Company	334,371
790	Regeneron Pharmaceuticals, Inc. (a)	247,270
1,646	Rockwell Automation, Inc.	269,664
874	Roper Technologies, Inc.	320,111
2,160	Stanley Black & Decker, Inc.	312,358
3,774	Texas Instruments, Inc.	433,104
1,394	Thermo Fisher Scientific, Inc.	409,390
4,537	Tyson Foods, Inc. - Class A	366,317
3,525	Xylem, Inc.	294,831
3,085	Zoetis, Inc.	350,117
		17,877,839
	Mining, Quarrying, and Oil and Gas Extraction - 0.7%
2,773	Diamondback Energy, Inc.	302,174
	Professional, Scientific, and Technical Services - 6.8%
2,237	Accenture plc - Class A	413,330
2,682	Amgen, Inc.	494,239
1,732	Biogen, Inc. (a)	405,063
4,522	Cognizant Technology Solutions Corporation - Class A	286,650
1,756	F5 Networks, Inc. (a)	255,726
4,212	International Business Machines Corporation	580,835
4,181	Omnicom Group, Inc.	342,633
		2,778,476
	Retail Trade - 14.2%
1,640	Advance Auto Parts, Inc.	252,790
653	Amazon.com, Inc. (a)	1,236,540
294	AutoZone, Inc. (a)	323,244
8,675	Fastenal Company	282,718
2,968	Home Depot, Inc.	617,255
3,636	Lowe’s Companies, Inc.	366,909
2,873	McKesson Corporation	386,102
3,263	Ross Stores, Inc.	323,429
4,151	Target Corporation	359,518
6,315	TJX Companies, Inc.	333,937
2,805	Tractor Supply Company	305,184
6,828	Walmart, Inc.	754,426
950	WW Grainger, Inc.	254,819
		5,796,871

		Transportation and Warehousing - 5.7%
3,194		CH Robinson Worldwide, Inc.	269,414
4,624		CSX Corporation	357,759
2,499		Expedia Group, Inc.	332,442
2,706		JB Hunt Transport Services, Inc.	247,356
1,719		Norfolk Southern Corporation	342,648
6,549		Southwest Airlines Company	332,558
2,564		Union Pacific Corporation	433,598
			2,315,775
		Wholesale Trade - 8.8%
2,037		3M Company	353,094
2,535		Genuine Parts Company	262,575
4,610		Henry Schein, Inc. (a)	322,239
2,627		Honeywell International, Inc.	458,648
1,334		Huntington Ingalls Industries, Inc.	299,803
2,316		Illinois Tool Works, Inc.	349,276
2,445		KLA-Tencor Corporation	288,999
5,396		Procter & Gamble Company	591,671
4,630		Sysco Corporation	327,434
3,762		TE Connectivity, Ltd.	360,324
			3,614,063
		TOTAL COMMON STOCKS (Cost $38,671,242)	40,819,436

		SHORT-TERM INVESTMENTS - 0.1%
40,166		First American Government Obligations Fund - Class X, 2.30% *	40,166
		TOTAL SHORT-TERM INVESTMENTS (Cost $40,166)	40,166
		TOTAL INVESTMENTS - 100.0% (Cost $38,711,408)	40,859,602
		Other Assets in Excess of Liabilities - 0.0% +	7,189
		NET ASSETS - 100.0%	$40,866,791

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	*	Rate shown is the annualized seven-day yield as of June 30, 2019.
	⧫	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair valuehierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$40,819,436	$-	$-	$40,819,436
Short-Term Investments	40,166	-	-	40,166
Total Investments in Securities	$40,859,602	$-	$-	$40,859,602
^ See Schedule of Investments for breakout of investments by sector classification.

For the period ended June 30, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)     /s/ Kristina R. Nelson
    Kristina R. Nelson, President (principal executive officer)

Date        8/22/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date        8/22/19

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date        8/22/19

* Print the name and title of each signing officer under his or her signature.